UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

FIRST SECURITY MUNICIPAL BOND FUND

Semi-Annual Report

October 31, 2015

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Ave., Suite 800

Little Rock, Arkansas 72201

Investment Results (Unaudited)

Total Returns(a) for the Period Ended October 31, 2015

		Since Inception (5/29/2015)
First Security Municipal Bond Fund
A Shares with load		(1.01)%
A Shares without load		0.97%
Institutional Shares		0.97%
Barclays Municipal Bond 1-15 Year Blend Index(b)		2.03%
	Expense Ratios(c)
	A Shares	Institutional Shares
Gross	1.65%	1.65%
With Applicable Waivers	0.99%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-813-1421.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower.

(b) The Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the fund returns are shown net of fees. An individual cannot invest directly in an index.

(c) The expense ratios are from the Fund’s prospectus dated May 20, 2015. The Fund’s adviser (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 26, 2016. This expense cap agreement may be terminated by the Board of Trustees at any time. Additional information pertaining to the Fund’s expense ratios as of October 31, 2015, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Portfolio Illustration (Unaudited)

October 31, 2015

The following chart gives a visual breakdown of the Fund by state as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 through October 31, 2015).

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund’s Expenses (Unaudited) (continued)

		Beginning Account Value	Ending Account Value, October 31, 2015	Expenses Paid During Period		Annualized Expense Ratio
First Security Municipal Bond Fund
Institutional Shares	Actual	$1,000.00	$1,009.70	$0.04	(a)	0.01%

	Hypothetical(b)	$1,000.00	$1,025.16	$0.05		0.01%

A Shares	Actual	$1,000.00	$1,009.70	$0.04	(a)	0.01%

	Hypothetical(b)	$1,000.00	$1,025.16	$0.05		0.01%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period since commencement of operations on May 29, 2015). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning May 29, 2015 to October 31, 2015. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(b)

Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2015 to October 31, 2015. Accordingly, expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the one-half year period).

Schedule of Investments (Unaudited)

October 31, 2015

Principal		Fair Value
MUNICIPAL BONDS – 59.1%

	Arkansas – 20.5%
$175,000	Batesville School District No 1, GO, 3.00%, 2/1/19	$184,812
150,000	Jonesboro School District No 1, GO, 3.00%, 2/1/24	153,660
180,000	Pine Bluff School District No 3, GO, 3.00%, 2/1/25	183,857
100,000	Pulaski County Public Facilities Board, Baptist Health Revenue, 5.00%, 12/1/39	109,618
50,000	Pulaski Technical College, Revenue, (BAM), 3.00%, 9/1/25	50,356
25,000	University of Arkansas, Medical Sciences Revenue, Series A, 5.00%, 12/1/26	29,448

		711,751

	Kansas – 3.5%
100,000	Ford County Unified School District No. 443, Series A, GO, (BAM), 5.00%, 3/1/24	121,868

	Kentucky – 4.1%
125,000	Kentucky State Property & Buildings Commission, Revenue, 5.50%, 11/1/28	140,356

	Louisiana – 5.0%
150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	173,355

	Oklahoma – 2.3%
75,000	University of Oklahoma/The, Health Sciences Center, Series A, Revenue, 4.60%, 7/1/26	80,872

	Pennsylvania – 2.9%
100,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Series AR, Revenue, 3.00%, 6/15/26	99,818

	Texas – 20.8%
50,000	City of Baytown, GO, 5.00%, 2/1/26	59,528
65,000	City of Pflugerville, GO, 5.00%, 8/1/24	76,611
100,000	City of San Marcos, GO, 5.00%, 8/15/28	118,384
90,000	El Paso County Hospital District, Series A, GO, (AGC), 4.80%, 8/15/28	97,979
50,000	Garland Independent School District, GO, (PSF – GTD), 5.00%, 2/15/29	56,739
100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	116,721
100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	111,662
70,000	Weatherford Independent School District, GO, (PSF – GTD), 5.00%, 2/15/23	84,635

		722,259

	Total Municipal Bonds (Cost $2,042,192)	2,050,279

CASH EQUIVALENTS – 65.2%

2,260,610	Huntington Conservative Deposit Account, 0.05% (a)	2,260,610

	Total Cash Equivalents (Cost $2,260,610)	2,260,610

	Total Investments (Cost $4,302,802) – 124.3%	4,310,889

	Liabilities in Excess of Other Assets – (24.3)%	(842,205)

	NET ASSETS – 100.0%	$3,468,684

(a)	Rate disclosed is the seven day yield as of October 31, 2015.

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2015 (Unaudited)

Assets
Investments in securities at fair value (cost $4,302,802)	$4,310,889
Interest receivable	14,014
Receivable from Adviser	25,601
Prepaid expenses	1,163
Total Assets	4,351,667
Liabilities
Payable for investments purchased	818,276
Payable to administrator, fund accountant, and transfer agent	24,771
Payable to custodian	732
Other accrued expenses	39,204
Total Liabilities	882,983
Net Assets	$3,468,684
Net Assets consist of:
Paid-in capital	$3,460,128
Accumulated undistributed net investment income	469
Net unrealized appreciation on investments	8,087
Net Assets	$3,468,684
Institutional Shares:
Net Assets	$1,054,015
Shares outstanding	104,581
Net asset value (“NAV”), offering and redemption price per share	$10.08
A Shares:
Net Assets	$2,414,669
Shares outstanding	239,548
Net asset value (“NAV”) and redemption price per share	$10.08
Maximum offering price (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent) per share	$10.29
Maximum sales charge	2.00%

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the period ended October 31, 2015 (a) (Unaudited)

Investment Income
Interest income	$6,388
Total investment income	6,388
Expenses
Investment Adviser	3,862
Administration	22,718
Fund accounting	14,863
Transfer agent	20,339
Legal	5,534
Registration	262
Custodian	2,732
Audit	12,321
Trustee	1,014
Pricing	1,699
Report printing	6,994
Offering	8,441
Organizational	4,808
24f-2	438
Miscellaneous	7,089
Total expenses	113,114
Fees contractually waived and reimbursed by Adviser	(105,331)
Fees voluntarily reimbursed by Adviser	(7,705)
Net operating expenses	78
Net investment income	6,310
Net Unrealized Gain on Investments
Net change in unrealized appreciation of investment securities	8,087
Net unrealized gain on investments	8,087
Net increase in net assets resulting from operations	$14,397

(a)	For the period May 29, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of these financial statements.

Statement of Changes in Net Assets

For the Period Ended October 31, 2015 (a) (Unaudited)
Change in Net Assets due to: Operations
Net investment income	$6,310
Net change in unrealized appreciation of investment securities	8,087
Net increase in net assets resulting from operations	14,397
Distributions
From net investment income:
Institutional Shares	(1,775)
A Shares	(4,066)
Total distributions	(5,841)
Capital Transactions – Institutional Shares
Proceeds from shares sold	1,175,010
Reinvestment of distributions	1,775
Amount paid for shares redeemed	(125,124)
Total Institutional Shares	1,051,661
Capital Transactions – A Shares
Proceeds from shares sold	2,688,401
Reinvestment of distributions	4,066
Amount paid for shares redeemed	(284,000)
Total A Shares	2,408,467
Net increase in net assets resulting from capital transactions	3,460,128
Total Increase in Net Assets	3,468,684
Net Assets
Beginning of period	—
End of period	$3,468,684
Accumulated undistributed net investment income included in net assets at end of period	$469
Share Transactions – Institutional Shares
Shares sold	116,855
Shares issued in reinvestment of distributions	176
Shares redeemed	(12,450)
Total Institutional Shares	104,581
Share Transactions – A Shares
Shares sold	267,376
Shares issued in reinvestment of distributions	403
Shares redeemed	(28,231)
Total A Shares	239,548

(a)	For the period May 29, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout the period.

	Period Ended October 31, 2015(a) (Unaudited)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income	0.02

Net realized and unrealized gain on investments	0.08

Total from investment operations	0.10

Distributions from:

Net investment income	(0.02)

Total from distributions	(0.02)

Net asset value, at end of period	$10.08

Total Return (b)	0.97	%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$1,054

Before waiver:

Ratio of expenses to average net assets	14.39	%(d)

Ratio of net investment income (loss) to average net assets	(13.58	)%(d)

After waiver:

Ratio of expenses to average net assets	0.01	%(d)

Ratio of net investment income (loss) to average net assets	0.80	%(d)

Portfolio turnover (e)	0	%(c)

(a)	For the period May 29, 2015 (commencement of operations) through October 31, 2015.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - A Shares

Financial Highlights

Selected data for a share outstanding throughout the period.

	Period Ended October 31, 2015(a) (Unaudited)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income	0.02

Net realized and unrealized gain on investments	0.08

Total from investment operations	0.10

Distributions from:

Net investment income	(0.02)

Total from distributions	(0.02)

Net asset value, at end of period	$10.08

Total Return (b)	0.97	%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,415

Before waiver:

Ratio of expenses to average net assets	14.39	%(d)

Ratio of net investment income (loss) to average net assets	(13.58	)%(d)

After waiver:

Ratio of expenses to average net assets	0.01	%(d)

Ratio of net investment income (loss) to average net assets	0.80	%(d)

Portfolio turnover (e)	0	%(c)

(a)	For the period May 29, 2015 (commencement of operations) through October 31, 2015.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions and excludes any sales charges.
(c)	Not annualized
(d)	Annualized
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Notes to the Financial Statements

October 31, 2015 (Unaudited)

NOTE 1. ORGANIZATION

The First Security Municipal Bond Fund (“the Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on April 29, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment adviser is First Security Fund Advisers, Inc. (the “Adviser”). The investment objective of the Fund is to seek income and capital appreciation.

The Fund currently offers two classes of shares, Institutional Shares and A Shares. The Fund commenced operations on May 29, 2015. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A Shares currently has a maximum sales charge on purchases of 2.00% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of, and during the period ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Notes to the Financial Statements (continued)

October 31, 2015 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to the Financial Statements (continued)

October 31, 2015 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days may be valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. These securities will generally be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Notes to the Financial Statements (continued)

October 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,050,279	$–	$2,050,279
Cash Equivalents	2,260,610	–	–	2,260,610
Total	$2,260,610	$2,050,279	$–	$4,310,889

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of October 31, 2015 and the previous reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. For the period ended October 31, 2015, the Adviser earned fees of $3,862 from the Fund. At October 31, 2015, the Adviser owed $25,601 to the Fund, including fee waivers and expense reimbursements.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 26, 2016 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three years, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Amount	Recoverable through April 30,
$105,331	2019

Notes to the Financial Statements (continued)

October 31, 2015 (Unaudited)

In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to supply non-investment related administrative and compliance services for the Fund. For the period ended October 31, 2015, HASI earned fees of $22,718 for administrative services provided to the Fund. At October 31, 2015, HASI was owed $9,343 by the Fund for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended October 31, 2015, HASI earned fees of $20,339 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period ended October 31, 2015, HASI earned fees of $14,863 from the Fund for fund accounting services. At October 31, 2015, HASI was owed $6,113 by the Fund for fund accounting services. At October 31, 2015, the Fund owed HASI $9,315 for transfer agent services and out-of-pocket expenses.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period ended October 31, 2015, the Custodian earned fees of $2,732 for custody services provided to the Fund. At October 31, 2015, the Custodian was owed $732 from the Fund for custody services.

The Fund has adopted but has yet to implement a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s A Shares in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually performed. Accordingly, the 12b-1 Expenses of the A Shares of the Fund may be less than fees paid out by the class under the Plan. There were no payments made to the Distributor by the Fund during the period ended October 31, 2015.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. During the period ended October 31, 2015, the Distributor received $16,210 from commissions earned on sales of Class A shares, of which $16,050 was re-allowed to intermediaries of the Fund. A trustee and an officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

Notes to the Financial Statements (continued)

October 31, 2015 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	2,043,408
Sales
U.S. Government Obligations	$–
Other	–

As of October 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$11,039
Gross Unrealized Depreciation	(2,952)
Net Unrealized Appreciation (Depreciation)	$8,087

At October 31, 2015, the aggregate cost of securities for federal income tax purposes was $4,302,802 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At October 31, 2015, there were no beneficial owners, either directly or indirectly, of more than 25% of the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Subsequent to the period end, on November 13, 2015, Huntington Bancshares, Inc. entered in an agreement to sell Huntington Asset Services, Inc. and Unified Financial Services, Inc. to Ultimus Fund Solutions, LLC. The sale is expected to close by the end of December 2015, subject to customary closing conditions. Management has determined that there were no additional items requiring additional disclosure.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FIRST SECURITY FUND ADVISERS, INC. (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) on April 29, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and First Security Fund Advisers, Inc. (“First Security”) regarding the First Security Municipal Bond Fund (the “Fund”) (the “Investment Advisory Agreement”). The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from First Security and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and First Security, including, but not limited to, First Security’s due diligence questionnaire, First Security’s Code of Ethics, the Expense Limitation Agreement, and certain Lipper expense analysis data (“Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms and the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the SEC and Courts over the years have suggested would be appropriate for trustee consideration, including the factors in the Gartenberg case. First Security also met with the Trustees and provided further information regarding its proposed services to the Fund, including but not limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following, with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by First Security; (2) the cost of the services to be provided and the profits to be realized by First Security from services rendered to the Trust and the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to First Security resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon First Security’s presentation and the Support Materials, the Board concluded that the overall arrangements between the Trust and First Security as will be set forth in the Investment Advisory Agreement as it relates to the Fund are fair and reasonable in light of the services that First Security will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to the Fund, noting that such services will include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction;

(3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by First Security on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Trustees considered First Security’s composite performance for accounts managed in the style that will be used to manage the Fund. The Trustees noted the investment philosophy of the portfolio managers and their significant investment and portfolio management experience. The Trustees considered First Security’s capitalization and its assets under management. The Trustees concluded that they are satisfied with the nature, extent and quality of services that First Security proposes to provide to the Fund under to the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee associated with the Fund and each class (First Security Municipal Bond Fund: Advisory Fees of 0.49 percent for both the Institutional Shares and A Shares, with total annual operating expenses capped at 0.99 percent for both the Institutional Shares and A Shares). The Trustees considered First Security’s profitability analysis (12 month pro-forma) for services that First Security will render to the Fund. The Trustees noted that the management fees charged by First Security to separately managed accounts with assets similar to those projected for the Fund are consistent with the proposed respective advisory fees for the Fund. The Trustees also noted that First Security had contractually agreed to reimburse the Fund for operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) do not exceed the capped amount with respect to each class of the Fund’s average daily net assets. The Trustees concluded that First Security’s service relationship with the Fund will not initially be profitable until assets grow.

Comparative Fee and Expense Data. The Trustees considered an analysis comparing the contractual expenses born by the Fund and those of funds in the same Lipper benchmark category with similar assets. The Trustees discussed in detail the fees associated with the Fund and each class (First Security Municipal Bond Fund: Advisory Fees of 0.49 percent for both the Institutional Shares and A Shares, with total annual operating expenses capped at 0.99 percent for both the Institutional Shares and A Shares). Trustees noted that the management fees and total operating expense ratio for each Fund compared reasonably with the average and median management fees (after waivers) reported for the benchmark category. While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that First Security’s proposed advisory fees for the Fund were reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints. The Trustees noted the fact that the Fund is newly organized and that an increase in assets would most likely not decrease the amount of advisory services that First Security would need to provide to the Fund. The Trustees also considered that First Security had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees noted that First Security does not utilize soft dollar arrangements with respect to portfolio transactions. The Trustees noted that First Security Bancorp, the parent company of First Security, also owned and operated Crews & Associates, Inc., a national broker dealer and general market underwriter of municipal securities. The Trustees concluded that First Security will likely benefit from services provided by Crews & Associates, an affiliated entity.

Based upon First Security’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and First Security to be set forth in the Investment Advisory Agreement between the Trust and First Security are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 813-1421 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Jay S. Fitton, Secretary

INVESTMENT ADVISER

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Ave., Suite 800

Little Rock, AR 72201

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 West Nationwide Boulevard, Suite 500

Columbus, OH 43215

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date         12/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date         12/28/15

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date         12/28/15